Schedule of Business Line Distribution (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenue	$ 6,929,706	$ 9,990,150
Loss from operations	(1,800,400)	(1,153,209)
Net Loss before tax	(2,203,628)	(1,398,144)
Total	21,698,128	19,837,769
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue	$ 6,929,706	$ 9,990,150
Gross profit	(11.00%)	(4.00%)
Total	$ 21,698,128	$ 19,837,769
Operating Segments [Member] | Corporate Segment [Member]
Segment Reporting Information [Line Items]
Loss from operations	(1,260,254)	(557,333)
Net Loss before tax	(1,215,644)	(557,333)
Total	2,135,293	2,069,222
Operating Segments [Member] | Direct Supply Model [Member]
Segment Reporting Information [Line Items]
Revenue		$ 1,280,555
Gross profit		23.00%
Loss from operations	$ (444,696)	$ (145,276)
Net Loss before tax	(856,534)	(374,144)
Total	10,699,826	10,930,729
Operating Segments [Member] | Indirect Supply Model [Member]
Segment Reporting Information [Line Items]
Revenue	$ 6,914,900	$ 8,709,595
Gross profit	(1.00%)	(4.00%)
Loss from operations	$ (71,975)	$ (450,600)
Net Loss before tax	(71,975)	(450,600)
Total	8,863,009	6,837,818
Operating Segments [Member] | Original Equipment Manufacturers [Member]
Segment Reporting Information [Line Items]
Revenue	$ 14,806
Gross profit	(54.00%)
Loss from operations	$ (23,475)
Net Loss before tax	$ (23,475)